S000064846 [Member] Expense Example - Nuveen ESG High Yield Corporate Bond ETF - Nuveen ESG High Yield Corporate Bond ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381